Financial Instruments Risks - Summary of Credit Quality Analysis of Loans and Advances (Parenthetical) (Details) - Probability of default [member]	Dec. 31, 2023
Low Risk [Member] | Loans to consumers [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Low Risk [Member] | Loans to corporate entities [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	4.00%
Low Risk [Member] | Cash And Cash Equivalents [Member] | BCRA Unrestricted Current Account [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Medium Risk [Member] | Loans to consumers [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Medium Risk [Member] | Loans to consumers [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	29.00%
Medium Risk [Member] | Loans to corporate entities [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	4.00%
Medium Risk [Member] | Loans to corporate entities [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	24.00%
High Risk [Member] | Loans to consumers [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	29.00%
High Risk [Member] | Loans to consumers [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
High Risk [Member] | Loans to corporate entities [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	24.00%
High Risk [Member] | Loans to corporate entities [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Non Performing [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Non Performing [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%